12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Tax effect of S corporation status	74.60%	(12.60%)	(19.30%)
Tax exempt income	(24.20%)	(4.50%)	(3.50%)
Effective Income Tax Rate Reconciliation, Percent	83.50%	16.90%	11.20%